Property, Plant and Equipment - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Cash outflow for leases	¥ 75,412	¥ 59,981	¥ 53,628
Future cash outflow for leases not yet commenced	¥ 225,027